Calvert
VP Volatility Managed Moderate Growth Portfolio
March 31, 2020
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 89.7%

Security	Shares	Value
Equity Exchange-Traded Funds — 59.8%
Financial Select Sector SPDR Fund(1)	66,000	$ 1,374,120
iShares Core S&P Mid-Cap ETF	22,000	3,164,920
iShares Russell 2000 ETF(1)	25,000	2,861,500
iShares S&P 500 Growth ETF	29,000	4,786,450
iShares S&P 500 Value ETF	46,000	4,427,500
iShares S&P Mid-Cap 400 Value ETF	5,000	548,750
Vanguard FTSE Developed Markets ETF	268,000	8,935,120
Vanguard FTSE Emerging Markets ETF	36,000	1,207,800
Vanguard REIT ETF	30,000	2,095,500
Vanguard S&P 500 ETF(1)	72,000	17,051,040
		$46,452,700
Fixed-Income Exchange-Traded Funds — 29.9%
iShares Core U.S. Aggregate Bond ETF	130,000	$14,998,100
Vanguard Total Bond Market ETF	97,000	8,278,950
		$23,277,050
Total Exchange-Traded Funds (identified cost $66,260,813)		$69,729,750

Short-Term Investments — 2.2%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(2)	1,704,685	$ 1,704,685
Total Short-Term Investments (identified cost $1,704,685)		$ 1,704,685
Total Investments — 91.9% (identified cost $67,965,498)		$71,434,435
Other Assets, Less Liabilities — 8.1%		$ 6,292,278
Net Assets — 100.0%		$77,726,713

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $5,566,820 and the total market value of the collateral received by the Fund was $5,768,055, comprised of cash of $1,704,685 and U.S. government and/or agencies securities of $4,063,370.
(2)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	(92)	Short	6/19/20	$(5,278,960)	$229,591
E-mini S&P 500 Index	(157)	Short	6/19/20	(20,172,145)	731,983
E-mini S&P MidCap 400 Index	(25)	Short	6/19/20	(3,594,500)	(146,484)
MSCI EAFE Index	(104)	Short	6/19/20	(8,108,360)	(519,928)
					$295,162

Calvert
VP Volatility Managed Moderate Growth Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

During the fiscal year to date ended March 31, 2020, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$69,729,750	$—	$—	$69,729,750
Short-Term Investments	1,704,685	—	—	1,704,685
Total Investments	$71,434,435	$ —	$ —	$71,434,435
Futures Contracts	$961,574	$ —	$ —	$961,574
Total	$72,396,009	$ —	$ —	$72,396,009
Liability Description
Futures Contracts	$(666,412)	$ —	$ —	$(666,412)
Total	$(666,412)	$ —	$ —	$(666,412)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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